Events after the balance sheet date (Details) - Joint ventures where entity is venturer	Jul. 23, 2025
Rio Tinto Plc
Entity Information [Line Items]
Proportion of ownership interest in joint operation	51.00%
Empresa Nacional de Minería (ENAMI)
Entity Information [Line Items]
Proportion of ownership interest in joint operation	49.00%